LONG-TERM DEBT - Summary of Long-Term Debt (Detail) $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 HKD	Jun. 29, 2015 USD ($)	Jun. 29, 2015 HKD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 HKD	Feb. 07, 2013 USD ($)	Nov. 26, 2012 USD ($)
Long-Term Debt [Line Items]
Total long-term debt	$ 3,962,705				$ 3,902,781
Current portion of long-term debt	(106,505)				(262,750)
Non current portion of long-term debt	3,856,200				3,640,031
Total Credit Facility [Member] | Studio City Project Facility [Member]
Long-Term Debt [Line Items]
Total long-term debt	1,295,689				1,295,689
Total Credit Facility [Member] | 2011 Credit Facilities [Member]
Long-Term Debt [Line Items]
Total long-term debt	0		$ 352,987	HKD 2,746,233,600	417,166	HKD 3,245,548,800
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Total long-term debt	501,285	HKD 3,900,000,000			0
Term Loan Facility [Member] | Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Total long-term debt	22,705				28,731
Senior Notes [Member] | 2013 Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	1,000,000				1,000,000		$ 1,000,000
Senior Notes [Member] | Studio City Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	825,000				825,000			$ 825,000
Senior Notes [Member] | Philippine Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 318,026				$ 336,195